Document And Entity Information	6 Months Ended
Jun. 30, 2016 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Golden Ocean Group Ltd
Entity Central Index Key	0001029145
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	6-K
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2
Amendment Flag	false
Entity Common Stock, Shares Outstanding	529,728,928
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes